Investments in subsidiary undertakings, joint ventures and associates - Financial position (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]	Dec. 31, 2020
Statement of financial position:
Total assets	$ 174,066	$ 160,249	[1]	$ 188,232
Shareholders' equity	17,823	16,731	[1]	18,936
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	4,751	5,514	[1],[2]	$ 7,170	[2]	$ 8,018
Financial liabilities (excluding trade and other payables and provisions)	13,105	13,380
CPL
Statement of financial position:
Total assets	33,271	29,914
Liabilities (including non-controlling interest)	32,005	27,734
Shareholders' equity	1,266	2,180
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	868	561
Financial liabilities (excluding trade and other payables and provisions)	$ 1,198	$ 985

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.